SHAREHOLDERS' EQUITY (Details)						12 Months Ended
	Jun. 21, 2024 USD ($) $ / shares shares	May 29, 2024	Jan. 15, 2021 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Oct. 16, 2019 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Feb. 07, 2019 $ / shares shares
Class of Stock
Ordinary Shares, par value | $ / shares					$ 0.001	$ 0.00833335		$ 0.00833335	$ 0.00833335	$ 0.001
Ordinary Shares, shares authorized					50,000,000	100,000,000		20,000,000	20,000,000	50,000,000
Ordinary Shares, shares issued					30,000,000	7,226,480		7,226,480	7,226,480	50,000,000
Preferred shares, shares authorized	10,000,000						50,000,000
Preferred shares, par value | $ / shares	$ 0.00833335						$ 0.00166667
Stock split ratio	0.2	0.2			1.66667
Authorized Capital | $	$ 41,916,750.5
Ordinary Shares, shares outstanding					30,000,000	7,226,480		7,226,480	7,226,480
Share issue price | $ / shares				$ 5
Number of warrants issued							300,000
Warrant term				5 years
Exercise price | $ / shares				$ 5.5			$ 5.5
Percentage of warrants exercise Price based on IPO issue price				110.00%
Warrants outstanding								300,000
Number of warrants or rights exercised as on date								0
Value of shares authorized | $							$ 833,335
Percentage of reserve of registered capital for statutory surplus reserve						10.00%
Percentage of statutory surplus reserve						50.00%
Statutory Reserve | $						$ 3,266,081		$ 3,162,333
Common Class A
Class of Stock
Ordinary Shares, par value | $ / shares	$ 0.00833335						$ 0.00166667
Ordinary Shares, shares authorized	5,000,000,000						350,000,000
Number of warrants issued							60,000
Exercise price | $ / shares							$ 27.5
Common Class B
Class of Stock
Ordinary Shares, par value | $ / shares	$ 0.00833335						$ 0.00166667
Ordinary Shares, shares authorized	20,000,000						100,000,000
Former independent directors
Class of Stock
Number of shares obligated to issue									20,000
Maximum
Class of Stock
Ordinary Shares, par value | $ / shares					$ 0.00166667
Ordinary Shares, shares authorized					100,000,000
Ordinary Shares, shares issued					30,000,000
Ordinary Shares, shares outstanding					30,000,000
IPO
Class of Stock
Ordinary Shares, par value | $ / shares				$ 0.00166667
Number of units issued				5,000,000
Proceeds from issuance of IPO | $			$ 25,728,401.5
Share issue price | $ / shares				$ 5
Number of warrants issued				300,000
Percentage of Number of Ordinary Shares Sold In IPO				6.00%
Over-allotment option
Class of Stock
Number of units issued			750,000
Share issue price | $ / shares			$ 5